UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22658

Nuveen Real Asset Income and Growth Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Real Asset Income and Growth Fund (JRI)
September 30, 2013

Shares	Description (1)				Value
	Long-Term Investments – 135.3% (95.4% of Total Investments)
	Common Stocks – 59.3% (41.8% of Total Investments)
	Air Freight & Logistics – 2.6%
122,716	BPost S.A., (2)				$ 2,347,472
40,162	Oesterreichische Post AG, (3)				1,823,127
985,287	Singapore Post Limited (3)				993,764
	Total Air Freight & Logistics				5,164,363
	Commercial Services & Supplies – 0.7%
1,819,704	K-Green Trust, (3)				1,466,160
	Construction & Engineering – 1.9%
208,109	Ferrovial S.A., (3)				3,748,133
	Electric Utilities – 7.2%
25,071	American Electric Power Company, Inc.				1,086,828
30,032	Brookfield Infrastructure Partners LP				1,141,817
946	Hafslund ASA, Class B Shares				7,315
3,023	NRG Yield Inc., Class A Shares, (2)				91,567
186,467	Pepco Holdings, Inc.				3,442,181
49,318	Scottish and Southern Energy PLC, (3)				1,176,211
2,277,481	Spark Infrastructure Group, (3)				3,528,374
61,761	Terna-Rete Elettrica Nazionale S.p.A, (3)				278,813
12,294	Transmissora Alianca de Energia Eletrica S.A.				118,153
41,915	UIL Holdings Corporation				1,558,400
30,920	Unitil Corp.				905,028
35,324	Westar Energy Inc.				1,082,681
	Total Electric Utilities				14,417,368
	Gas Utilities – 0.8%
3,830,568	Cityspring Infrastructure Trust, (3)				1,435,213
34,772	Snam Rete Gas S.p.A, (3)				176,227
	Total Gas Utilities				1,611,440
	Independent Power Producers & Energy Traders – 1.1%
35,636	Pattern Energy Group Inc., (2)				833,882
143,052	TransAlta Renewables Inc.				1,426,284
	Total Independent Power Producers & Energy Traders				2,260,166
	Multi-Utilities – 8.3%
38,871	Centrica PLC, (3)				232,640
2,566,070	Duet Group, (3)				5,222,752
3,661	Hera SpA, (3)				7,379
13,998	Integrys Energy Group, Inc.				782,348
148,973	National Grid PLC				8,796,855
671,492	Vector Limited, (3)				1,478,387
	Total Multi-Utilities				16,520,361
	Oil, Gas & Consumable Fuels – 2.9%
41,923	Boardwalk Pipeline Partners, L.P.				1,273,202
32,203	DCP Midstream Partners L.P.				1,599,201
23,369	Holly Energy Partners L.P.				772,813
5,597	Kinder Morgan Energy Partners Limited Partnership				446,809
9,486	QEP Midstream Partners L.P., (2)				214,763
47,958	Rose Rock Midstream Limited Partnership				1,532,258
	Total Oil, Gas & Consumable Fuels				5,839,046
	Real Estate Investment Trust – 23.6%
64,227	AmREIT Inc., Class B Shares				1,114,338
100,960	Apollo Commercial Real Estate Finance, Inc.				1,541,659
405	Armada Hoffler Properties Inc.				4,014
70,672	Artis Real Estate Investment Trust				974,952
716,266	Ascendas Real Estate Investment Trust, (3)				1,303,238
27,968	Aviv REIT Inc.				637,670
131,844	Blackstone Mortgage Trust Inc, Class A				3,321,150
286,036	CapitaMall Trust, (3)				446,910
63,208	Colony Financial Inc.				1,262,896
56,312	Corrections Corporation of America				1,945,580
53,504	Franklin Street Properties Corporation				681,641
25,467	Healthcare Realty Trust, Inc.				588,542
69,152	Healthcare Trust of America Inc., Class A				727,479
71,751	Kite Realty Group Trust				1,832,521
123,665	Liberty Property Trust				4,402,473
12,195	LTC Properties Inc.				463,166
773,099	Mapletree Logistics Trust, (3)				659,982
55,327	Medical Properties Trust Inc.				673,330
186,782	Monmouth Real Estate Investment Corporation				1,694,113
94,597	National Retail Properties, Inc.				3,010,077
675,300	Parkway Life Real Estate Investment Trust, (3)				1,261,412
85,291	Pebblebrook Hotel Trust				2,202,214
33,528	Penn Real Estate Investment Trust				796,625
54,730	Select Income REIT				1,412,034
189,078	Starwood Property Trust Inc.				4,532,199
145,643	Summit Hotel Properties Inc.				1,338,459
27,063	Summit Hotel Properties Inc.				722,582
39,008	Sunstone Hotel Investors Inc.				979,101
32,074	Trade Street Residential Inc.				223,235
12,316	Universal Health Realty Income Trust				515,671
105,993	Urstadt Biddle Properties Inc.				2,107,141
1,312,247	Westfield Realty Trust, (3)				3,637,649
	Total Real Estate Investment Trust				47,014,053
	Real Estate Management & Development – 1.8%
62,116	Brookfield Property Partners				1,203,808
4,490,267	Langham Hospitality Investments Limited, (2), (3)				2,269,823
	Total Real Estate Management & Development				3,473,631
	Transportation Infrastructure – 6.9%
70,338	Abertis Infraestructuras S.A., (3)				1,367,031
107,761	Atlantia S.p.A, (3)				2,194,323
5,082,512	Hutchison Port Holdings Trust, (3)				3,966,896
502	Kobenhavns Lufthavne				258,599
669,509	Sydney Airport, (3)				2,455,844
535,157	Transurban Group, (3)				3,397,362
	Total Transportation Infrastructure				13,640,055
	Water Utilities – 1.5%
271,898	United Utilities PLC, (3)				3,041,127
	Total Common Stocks (cost $117,088,216)				118,195,903

Shares	Description (1)				Value
	Common Stock Rights – 0.0% (0.0% of Total Investments)
70,338	Abertis Infraestucturas S.A., (2)				$ 68,418
	Total Common Stock Rights (cost $59,311)				68,418

Shares	Description (1)	Coupon		Ratings (4)	Value
	Convertible Preferred Securities – 3.7% (2.6% of Total Investments)
	Electric Utilities – 1.3%
32,210	NextEra Energy Inc., (2)	5.799%		N/R	$ 1,558,964
19,797	PPL Corporation	8.750%		N/R	1,063,693
	Total Electric Utilities				2,622,657
	Multi-Utilities – 0.7%
24,970	Dominion Resources Inc.	6.125%		BBB	1,331,900
	Real Estate Investment Trust – 1.7%
102,597	Alexandria Real Estate Equities Inc., Series D, (5)	7.000%		N/R	2,622,636
13,749	Ramco-Gershenson Properties Trust	7.250%		N/R	808,991
	Total Real Estate Investment Trust				3,431,627
	Total Convertible Preferred Securities (cost $7,180,191)				7,386,184

Shares	Description (1)	Coupon		Ratings (4)	Value
	$25 Par (or similar) Retail Structures – 34.5% (24.3% of Total Investments)
	Electric Utilities – 4.5%
46,032	Alabama Power Company, (6)	6.450%		A-	$ 1,189,642
7,270	APT Pipelines Limited, (2), (6)	7.308%		N/R	713,486
117,417	Integrys Energy Group Inc.	6.000%		BBB	2,855,581
73,093	NextEra Energy Inc.	5.000%		BBB	1,385,112
93,034	PPL Capital Funding, Inc.	5.900%		BB+	1,983,485
43,205	SCE Trust II	5.100%		BBB+	827,376
	Total Electric Utilities				8,954,682
	Multi-Utilities – 0.3%
22,587	DTE Energy Company	6.500%		Baa2	555,640
	Oil, Gas & Consumable Fuels – 0.6%
46,256	Nustar Logistics Limited Partnership	7.625%		Ba2	1,167,501
	Real Estate Investment Trust – 28.6%
50,704	Alexandria Real Estate Equities Inc., Series B	6.450%		Baa3	1,178,361
18,940	Apartment Investment & Management Company	7.000%		BB	473,879
28,342	Apollo Commercial Real Estate Finance	8.625%		N/R	711,384
35,259	CBL & Associates Properties Inc.	7.375%		BB	880,770
101,197	Cedar Shopping Centers Inc., Series A	7.250%		N/R	2,327,531
37,497	Colony Financial Inc.	8.500%		N/R	952,424
524	Corporate Office Properties Trust	7.375%		BB	13,032
14,232	Cousins Property Inc.	7.500%		N/R	355,800
157,537	DDR Corporation	6.500%		Ba1	3,468,965
77,296	DDR Corporation	6.250%		Ba1	1,627,854
1,596	Digital Realty Trust Inc.	5.875%		Baa3	31,521
1,873	Duke-Weeks Realty Corporation	6.625%		Baa3	46,413
103,770	Equity Lifestyle Properties Inc.	6.750%		N/R	2,397,087
18,909	Essex Property Trust	7.125%		BBB-	474,238
153,036	General Growth Properties	6.375%		B	3,362,201
137,376	Glimcher Realty Trust	7.500%		B1	3,324,499
98,260	Glimcher Realty Trust	6.875%		B1	2,284,545
48,170	Health Care REIT, Inc.	6.500%		Baa3	1,115,136
48,510	Hersha Hospitality Trust	8.000%		N/R	1,232,154
108,910	Hersha Hospitality Trust	6.875%		N/R	2,517,999
78,679	Investors Real Estate Trust	7.950%		N/R	2,025,984
64,599	Kilroy Realty Corporation	6.875%		Ba1	1,547,146
79,585	LaSalle Hotel Properties	7.250%		N/R	1,919,590
33,300	Monmouth Real Estate Investment Corp	7.875%		N/R	843,822
321	National Retail Properties Inc.	6.625%		Baa3	7,367
5,689	Pebblebrook Hotel Trust	7.875%		N/R	147,061
83,449	Pebblebrook Hotel Trust	6.500%		N/R	1,781,636
15,246	Post Properties, Inc., Series A	8.500%		Baa3	920,249
3,834	Public Storage, Inc.	6.875%		A	97,384
114,068	Retail Properties of America	7.000%		N/R	2,597,328
110,020	Saul Centers, Inc.	6.875%		N/R	2,578,869
82,895	SL Green Realty Corporation	6.500%		Ba2	1,923,164
33,462	STAG Industrial Inc.	6.625%		BB	734,826
105,600	Summit Hotel Properties Inc.	7.875%		N/R	2,692,800
208,805	Summit Hotel Properties Inc.	7.125%		N/R	4,900,652
34,461	Taubman Centers Incorporated, Series J	6.500%		N/R	817,415
78,578	Taubman Centers Incorporated, Series K	6.250%		N/R	1,757,004
1,023	Terreno Realty Corporation	7.750%		N/R	25,401
40,770	Urstadt Biddle Properties	7.125%		N/R	976,034
	Total Real Estate Investment Trust				57,069,525
	Specialty Retail – 0.5%
38,055	TravelCenters of America LLC	8.250%		N/R	976,110
	Total $25 Par (or similar) Retail Structures (cost $73,269,207)				68,723,458

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Corporate Bonds – 27.2% (19.2% of Total Investments)
	Building Products – 0.8%
$ 1,525	Associated Asphalt Partners Limited Liability Corporation, 144A	8.500%	2/15/18	B	$ 1,525,000
	Commercial Services & Supplies – 1.9%
1,720	ADS Waste Holdings Inc., 144A	8.250%	10/01/20	CCC+	1,814,600
1,925	Casella Waste Systems Inc.	7.750%	2/15/19	Caa1	1,915,375
3,645	Total Commercial Services & Supplies				3,729,975
	Communications Equipment – 0.4%
750	Goodman Networks Inc., 144A	12.875%	7/01/18	B	791,250
	Diversified Financial Services – 0.6%
1,150	Jefferies Loancore Finance, 144A	6.875%	6/01/20	B	1,127,000
5	SinOceanic II ASA, 144A	10.000%	2/17/15	N/R	4,678
1,155	Total Diversified Financial Services				1,131,678
	Diversified Telecommunication Services – 0.9%
1,800	IntelSat Limited	8.125%	6/01/23	CCC+	1,899,000
	Electric Utilities – 1.8%
1,900	Intergen NV, 144A	7.000%	6/30/23	B+	1,900,000
1,700	Star Energy Geothermal Wayang Windu Limited, 144A	6.125%	3/27/20	B+	1,602,250
3,600	Total Electric Utilities				3,502,250
	Energy Equipment & Services – 2.1%
2,990	Origin Energy Finance Limited	7.875%	6/16/71	BB+	4,216,936
	Gas Utilities – 0.7%
1,500	LBC Tank Terminals Holdings Netherlands BV, 144A	6.875%	5/15/23	B	1,507,500
	Health Care Equipment & Supplies – 0.3%
600	Community Health Systems, Inc.	7.125%	7/15/20	B	606,000
	Health Care Providers & Services – 3.0%
800	Kindred Healthcare Inc., Term Loan	8.250%	6/01/19	B-	852,000
1,975	National Mentor Holdings, 144A	12.500%	2/15/18	CCC+	2,113,250
1,625	Select Medical Corporation, 144A	6.375%	6/01/21	B-	1,539,688
1,500	Tenet Healthcare Corporation	6.750%	2/01/20	B3	1,496,250
5,900	Total Health Care Providers & Services				6,001,188
	Independent Power Producers & Energy Traders – 1.0%
1,850	Mirant Americas Generation LLC	8.500%	10/01/21	BB-	1,961,000
	Industrial Conglomerates – 0.7%
1,570	OAS Financial Limited, 144A	8.875%	7/25/63	BB-	1,428,700
	Internet Software & Services – 0.6%
1,200	Equinix Inc.	5.375%	4/01/23	BB	1,134,000
	Metals & Mining – 0.4%
1,600	WPE International Cooperatief U.A, 144A	10.375%	9/30/20	B+	856,000
	Multi-Utilities – 0.6%
700	RWE AG	7.000%	3/20/49	BBB-	1,178,560
	Oil, Gas & Consumable Fuels – 6.5%
1,525	Atlas Pipeline LP Finance, 144A	5.875%	8/01/23	B+	1,433,500
1,550	Calumet Specialty Products, 144A	9.625%	8/01/20	B+	1,712,750
1,000	Crosstex Energy Finance	7.125%	6/01/22	B+	1,030,000
1,300	Gibson Energy, 144A	6.750%	7/15/21	BB	1,342,250
1,365	Martin Mid-Stream Partners LP Finance, 144A	7.250%	2/15/21	B-	1,380,356
1,000	Northern Tier Energy LLC, 144A	7.125%	11/15/20	BB-	1,000,000
750	NuStar Logistics LP	6.750%	2/01/21	BB+	763,125
1,660	PBF Holding Company LLC	8.250%	2/15/20	BB+	1,718,100
1,150	Summit Midstream Holdings LLC Finance, 144A	7.500%	7/01/21	B	1,187,375
1,500	Western Refining Inc., 144A	6.250%	4/01/21	BB-	1,470,000
12,800	Total Oil, Gas & Consumable Fuels				13,037,456
	Real Estate Investment Trust – 1.8%
1,300	Geo Group Inc., 144A, WI/DD	5.875%	1/15/22	B+	1,283,750
1,000	MPT Operating Partnership Finance	6.375%	2/15/22	Ba1	1,012,500
1,250	Omega Healthcare Investors Inc.	5.875%	3/15/24	BBB-	1,250,000
3,550	Total Real Estate Investment Trust				3,546,250
	Road & Rail – 1.8%
2,063	Inversiones Alsacia S.A., 144A	8.000%	8/18/18	B2	1,653,526
2,000	Watco Companies LLC Finance, 144A	6.375%	4/01/23	B3	1,980,000
4,063	Total Road & Rail				3,633,526
	Wireless Telecommunication Services – 1.3%
1,750	Crown Castle International Corporation	5.250%	1/15/23	BB-	1,610,000
900	Goodman Networks Inc., 144A	12.125%	7/01/18	B3	949,500
2,650	Total Wireless Telecommunication Services				2,559,500
$ 53,448	Total Corporate Bonds (cost $55,095,232)				54,245,769

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Convertible Bonds – 1.4% (1.0% of Total Investments)
	Oil, Gas & Consumable Fuels – 1.4%
$ 3,065	DCP Midstream LLC	5.850%	5/21/43	Baa3	$ 2,804,475
$ 3,065	Total Convertible Bonds (cost $3,065,000)				2,804,475

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	$1,000 Par (or similar) Institutional Structures – 8.2% (5.8% of Total Investments)
	Construction & Engineering – 1.9%
$ 3,919	PHBS Limited	6.625%	N/A (7)	N/R	$ 3,781,835
	Diversified Financial Services – 2.1%
4,010	Royal Capital BV	8.375%	N/A (7)	N/R	4,125,488
	Electric Utilities – 3.5%
2,566	Electricite de France, 144A	5.250%	N/A (7)	A3	2,427,179
3,150	Enel S.p.A	8.750%	N/A (7)	BBB-	3,206,329
1,010	Tennet Holding BV	6.655%	N/A (7)	BBB	1,481,701
6,726	Total Electric Utilities				7,115,209
	Transportation Infrastructure – 0.7%
1,050	Eurogate GmbH	6.750%	N/A (7)	N/R	1,399,186
$ 15,705	Total $1,000 Par (or similar) Institutional Structures (cost $15,910,465)				16,421,718

Shares	Description (1), (12)				Value
	Investment Companies – 1.0% (0.7% of Total Investments)
1,188,223	Starwood European Real Estate Finance Limited				$ 1,953,064
	Total Investment Companies (cost $1,906,068)				1,953,064
	Total Long-Term Investments (cost $273,573,690)				269,798,989

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 6.4% (4.6% of Total Investments)
$ 12,823	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/13, repurchase price $12,823,217, collateralized by $14,010,000 U.S. Treasury Notes, 1.750%, due 5/15/23, value $13,081,838	0.000%	10/01/13		$ 12,823,217
	Total Short-Term Investments (cost $12,823,217)				12,823,217
	Total Investments (cost $286,396,907) – 141.7%				282,622,206
	Borrowings – (43.9)% (8), (9)				(87,500,000)
	Other Assets Less Liabilities – 2.2% (10)				4,269,385
	Net Assets Applicable to Common Shares – 100%				$ 199,391,591

Investments in Derivatives as of September 30, 2013

Swaps outstanding:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date (11)	Date	(Depreciation) (10)
JPMorgan	$ 29,250,000	Receive	1-Month USD-LIBOR	1.255%	Monthly	12/01/14	12/01/18	$ 725,209
JPMorgan	29,250,000	Receive	1-Month USD-LIBOR	1.673	Monthly	12/01/14	12/01/20	1,386,809
	$ 58,500,000							$ 2,112,018

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$ 70,627,126	$ 47,568,777	$ —	$ 118,195,903
Common Stock Rights	68,418	—	—	68,418
Convertible Preferred Securities	4,763,548	2,622,636	—	7,386,184
$25 Par (or similar) Retail Structures	66,820,330	1,903,128	—	68,723,458
Corporate Bonds	—	54,245,769	—	54,245,769
Convertible Bonds	—	2,804,475	—	2,804,475
$1,000 Par (or similar) Institutional Structures	—	16,421,718	—	16,421,718
Investment Companies	—	1,953,064	—	1,953,064
Short-Term Investments:
Repurchase Agreements	—	12,823,217	—	12,823,217
Derivatives:
Swaps*	—	2,112,018	—	2,112,018
Total	$ 142,279,422	$ 142,454,802	$ —	$ 284,734,224

* Represents net unrealized appreciation (depreciation).

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels as of the end of the previous fiscal year. Changes in the leveling of investments are primarily due to changes in the observability of inputs or due to securities no longer being fair valued using methods determined in good faith by, or at the discretion of, the Board of Trustees.

Level 1	Level 2	Level 3
Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$265,914	$–	$–	$(265,914)	$–	$–
Investment Companies	–	(1,953,064)	1,953,064	–	–	–

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of premium amortization, and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2013, the cost of investments (excluding investments in derivatives) was $287,128,434.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2013, were as follows:

Gross unrealized:
Appreciation	$ 6,735,842
Depreciation	(11,242,070)

Net unrealized appreciation (depreciation) of investments	$ (4,506,228)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	For fair value measurement disclosure purposes, Common Stocks classified as Level 2.
(4)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	For fair value measurement disclosure purposes, Convertible Preferred Securities classified as Level 2.
(6)	For fair value measurement disclosure purposes, $25 Par (or similar) Retail Structures classified as Level 2.
(7)	Perpetual security. Maturity date is not applicable.
(8)	Borrowings as a percentage of Total Investments is 31.0%.
(9)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of the end of the reporting period, investments with a value of $142,974,118 have been pledged as collateral for Borrowings.

(10)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(11)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each swap contract.
(12)

A copy of the most recent financial statements for the investment companies in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

N/A	Not applicable.
REIT	Real Estate Investment Trust.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

USD-LIBOR	United States Dollar - London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Real Asset Income and Growth Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 27, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 27, 2013